CONSOLIDATED STATEMENTS OF EQUITY (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Appropriat-ed Earnings	Retained Earnings	Accumulated Comprehen-sive Income	Total Hollysys Automation Technologies Ltd. Stockholders' Equity	Non-controlling Interests
Beginning Balance at Jun. 30, 2008	$ 164,939,275	$ 43,943	$ 91,667,183	$ 11,676,276	$ 30,542,484	$ 13,364,012	$ 147,293,898	$ 17,645,377
Beginning Balance (in shares) at Jun. 30, 2008		43,942,614
Incentive stock compensation (in shares)		6,000,000
Incentive stock compensation	39,559,026	6,000	39,553,026				39,559,026
Acquisition of additional equity interest in a subsidiary from non-controlling interest	(420,487)							(420,487)
Net Income (loss) for the year	(8,664,262)				(13,851,064)		(13,851,064)	5,186,802
Appropriation				3,459,166	(3,459,166)
Translation adjustments	605,582					538,033	538,033	67,549
Ending Balance at Jun. 30, 2009	196,019,134	49,943	131,220,209	15,135,442	13,232,254	13,902,045	173,539,893	22,479,241
Ending Balance (in shares) at Jun. 30, 2009		49,942,614
Incentive stock compensation	524,076		524,076				524,076
Acquisition of additional equity interest in a subsidiary from non-controlling interest (in shares)		4,413,948
Acquisition of additional equity interest in a subsidiary from non-controlling interest	(12,572,594)	4,414	7,006,970	2,261,335		2,460,534	11,733,253	(24,305,847)
Acquisition of a subsidiary	7,548							7,548
Capital contribution from non-controlling interest	717,626							717,626
Issuance of ordinary shares upon exercise of share options (in shares)		92,567
Issuance of ordinary shares upon exercise of share options		93	(93)
Net Income (loss) for the year	27,555,991				25,704,538		25,704,538	1,851,453
Translation adjustments	1,219,809					1,194,965	1,194,965	24,844
Ending Balance at Jun. 30, 2010	213,471,590	54,450	138,751,162	17,396,777	38,936,792	17,557,544	212,696,725	774,865
Ending Balance (in shares) at Jun. 30, 2010		54,449,129
Incentive stock compensation	551,966		551,966				551,966
Issuance of ordinary shares upon exercise of share options (in shares)		243,000
Issuance of ordinary shares upon exercise of share options	1,070,700	243	1,070,457				1,070,700
Net Income (loss) for the year	41,465,114				41,469,998		41,469,998	(4,884)
Appropriation				5,665,002	(5,665,002)
Translation adjustments	9,308,905					9,268,268	9,268,268	40,637
Ending Balance at Jun. 30, 2011	$ 265,868,275	$ 54,693	$ 140,373,585	$ 23,061,779	$ 74,741,788	$ 26,825,812	$ 265,057,657	$ 810,618
Ending Balance (in shares) at Jun. 30, 2011		54,692,129